Trade and other payables - Summary of Trade and other payables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Non-current trade payables	$ 3	$ 0
Non-current other financial payables	225	254
Non-current other payables	63	82
Non-current deferred income	114	205
Non-current accruals	0	42
Non-current employee entitlements	0	0
Non-current royalties and mining taxes	3	2
Non-current amounts owed to equity accounted units	196	213
Total	604	798
Current trade payables	3,269	3,410
Current other financial payables	1,083	909
Current other payables	131	110
Current deferred income	333	404
Current accruals	1,611	1,488
Current employee entitlements	878	798
Current royalties and mining taxes	644	574
Current amounts owed to equity accounted units	98	40
Total	8,047	7,733
Trade payables	3,272	3,410
Other financial payables	1,308	1,163
Other payables	194	192
Deferred income	447	609
Accruals	1,611	1,530
Employee entitlements	878	798
Royalties and mining taxes	647	576
Amounts owed to equity accounted units	294	253
Total	8,651	8,531
Contract liabilities	$ 345	$ 383